Income taxes - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 13, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Applicable Tax Rate, Income Tax and Social Contribution Taxes, Base Rate	15.00%
Applicable Tax Rate, Income Tax, Additional Tax on Taxable Income Above Threshold Amount	10.00%
Applicable Tax Rate, Social Contribution Taxes, Additional Tax on Taxable Income Above Threshold Amount	9.00%
Thres hold Amount Of Income For Additional Tax Rate	R$ 240
Corporate income tax reduction, percent		75.00%
Corporate income tax reduction, term		10 years